Statement of Stockholders' Equity (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2015 $ / shares
Series A Convertible Preferred Stock [Member] | Stock Conversion 1 [Member]
Number of shareholders	16
Series A convertible preferred stock dividends (in dollars per share)	$ 243.75
Series A Convertible Preferred Stock [Member] | Stock Conversion 2 [Member]
Number of shareholders	16
Series A convertible preferred stock dividends (in dollars per share)	$ 243.75
Series A Convertible Preferred Stock [Member] | Stock Conversion 3 [Member]
Number of shareholders	16
Series A convertible preferred stock dividends (in dollars per share)	$ 243.75
Note Conversion 1 [Member]
Note conversion price (in dollars per share)	72.50
Note Conversion 2 [Member]
Note conversion price (in dollars per share)	74
Note Conversion 3 [Member]
Note conversion price (in dollars per share)	72.75
Note Conversion 4 [Member]
Note conversion price (in dollars per share)	69.25
Note Conversion 5 [Member]
Note conversion price (in dollars per share)	56.25
Note Conversion 6 [Member]
Note conversion price (in dollars per share)	50
Note Conversion 7 [Member]
Note conversion price (in dollars per share)	56.82
Note Conversion 8 [Member]
Note conversion price (in dollars per share)	50.45
Note Conversion 9 [Member]
Note conversion price (in dollars per share)	48.10
Note Conversion 10 [Member]
Note conversion price (in dollars per share)	$ 46.45